Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Cash Flows from Operating Activities
Net loss	$ (14,249,719)	$ (3,746,944)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	24,115	6,336
Common stock issued for services	2,279,589	856,500
Amortization of debt discount	251,750	9,817
Fair value for beneficial conversion feature	136,936
Fair value of warrants and beneficial conversion features on debt conversion	3,248,948
Fair value for warrants issued for note extension and inducement to convert	2,002,977
Equity in earnings of OCHL	(132,832)	(410,553)
Loss on sale of investment in OCHL	2,790,073
Impairment of note receivable	213,331
Changes in operating assets and liabilities:
(Increase)/Decrease in prepaid expenses	(5,574)	(15,185)
Decrease/(Increase) in accrued interest	252,517	15,779
Decrease/(Increase) in accounts payable and accrued liabilities	64,720	284,308
Net cash used in operating activities	(3,123,169)	(2,999,942)
Cash Flows from Investing Activities:
Purchases of fixed assets	(18,953)	(58,013)
Sale of investment	2,182,274
Note receivable, former affiliate		281,418
Net cash provided by investing activities	2,163,321	223,405
Cash Flows from Financing Activities
Proceeds from notes payable, related party	820,100	1,959,000
Repayment of note payable, related party	(450,000)
Proceeds from convertible notes	1,385,000	200,000
Repayment of convertible notes, related party	(55,000)
Proceeds from convertible notes, related party	105,000
Proceeds from warrant exercise	48,123
Proceeds from issuance of common stock	1,375,000	618,314
Repayment of services payable, related party	(750,000)
Proceeds from loans, related party	(78,044)
Net cash provided by financing activities	2,400,179	2,777,314
Net Increase/(Decrease) in cash	1,440,331	777
Cash, beginning of period	36,898	36,121
Cash, end of period	1,477,229	36,898
Supplemental disclosure of non-cash investing and financing activities:
Fair value for warrants and beneficial conversion features issued as valuation discount	1,315,814
Conversion of accrued interest on first and second senior notes into unsecured convertible note	430,565
Common stock issued upon conversion of note payable	$ 205,918